Investment securities (Tables)	6 Months Ended
Jun. 30, 2017
Investment securities
end of	2Q17	1Q17	4Q16
Investment securities (CHF million)
Securities available-for-sale	2,281	2,625	2,489
Total investment securities	2,281	2,625	2,489

Investment securities by type
Investment securities by type
end of	2Q17				4Q16
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Investment securities by type (CHF million)
Debt securities issued by Swiss federal, cantonal or local governmental entities	200	14	0	214	241	18	0	259
Debt securities issued by foreign governments	1,317	26	0	1,343	1,309	34	0	1,343
Corporate debt securities	254	0	0	254	287	0	0	287
Residential mortgage-backed securities	377	0	0	377	497	0	0	497
Commercial mortgage-backed securities	2	0	0	2	14	0	0	14
Debt securities available-for-sale	2,150	40	0	2,190	2,348	52	0	2,400
Banks, trust and insurance companies	66	25	0	91	66	23	0	89
Equity securities available-for-sale	66	25	0	91	66	23	0	89
Securities available-for-sale	2,216	65	0	2,281	2,414	75	0	2,489

Proceeds from sales, realized gains and realized losses from available-for-sale securities
Proceeds from sales, realized gains and realized losses from available-for-sale securities
in	6M17		6M16
	Debt securities	Equity securities	Debt securities	Equity securities
Additional information (CHF million)
Proceeds from sales	3	4	8	1

Amortized cost, fair value and average yield of debt securities
Amortized cost, fair value and average yield of debt securities
	Debt securities available-for-sale
end of	Amortized cost	Fair value	Average yield (in %)
2Q17 (CHF million, except where indicated)
Due within 1 year	737	744	0.75
Due from 1 to 5 years	948	974	0.97
Due from 5 to 10 years	77	83	0.95
Due after 10 years	388	389	3.25
Total debt securities	2,150	2,190	1.30

Bank
Investment securities
end of	6M17	2016
Investment securities (CHF million)
Securities available-for-sale	2,279	2,486
Total investment securities	2,279	2,486

Investment securities by type
Investment securities by type
end of	6M17				2016
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Investment securities by type (CHF million)
Debt securities issued by the Swiss federal, cantonal or local governmental entities	197	15	0	212	238	18	0	256
Debt securities issued by foreign governments	1,317	26	0	1,343	1,309	34	0	1,343
Corporate debt securities	254	0	0	254	287	0	0	287
Residential mortgage-backed securities	377	0	0	377	497	0	0	497
Commercial mortgage-backed securities	2	0	0	2	14	0	0	14
Collateralized debt obligations	0	0	0	0	1	0	0	1
Debt securities available-for-sale	2,147	41	0	2,188	2,346	52	0	2,398
Banks, trust and insurance companies	67	24	0	91	65	23	0	88
Equity securities available-for-sale	67	24	0	91	65	23	0	88
Securities available-for-sale	2,214	65	0	2,279	2,411	75	0	2,486

Proceeds from sales, realized gains and realized losses from available-for-sale securities
Proceeds from sales, realized gains and realized losses from available-for-sale securities
in	6M17		6M16
	Debt securities	Equity securities	Debt securities	Equity securities
Additional information (CHF million)
Proceeds from sales	3	4	8	1

Amortized cost, fair value and average yield of debt securities
Amortized cost, fair value and average yield of debt securities
	Debt securities available-for-sale
end of	Amortized cost	Fair value	Average yield (in %)
6M17 (CHF million)
Due within 1 year	737	744	0.75
Due from 1 to 5 years	948	974	0.97
Due from 5 to 10 years	74	81	0.99
Due after 10 years	388	389	3.25
Total debt securities	2,147	2,188	1.31